Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Income Taxes [Abstract]
Deferred tax assets	$ 77			$ 72
Deferred income tax benefit	$ 4		$ 578
Percentage of tax benefit	50.00%	50.00%
Underpayment of taxes due	3 years	3 years
Statute of limitations under special circumstances term	5 years	5 years
Underpayment of taxes (in Yuan Renminbi) | ¥		¥ 100
Underpayment of taxes term	10 years	10 years
Unrecognized tax benefits	$ 0